WARRANT LIABILITY (Details) - $ / shares	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants [Abstract]
Period for warrants to become exercisable upon closing of business combination	30 days	30 days
Expiration period of warrants	5 years	5 years
Period for registration statement to become effective	60 days	60 days
Minimum [Member]
Warrants [Abstract]
Period for warrants to become exercisable after IPO	12 months	12 months
Maximum [Member]
Warrants [Abstract]
Number of days to file registration statement	15 days	15 days
Class A Common Stock [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 18.00	$ 18.00
Trading day threshold period	20 days	20 days
Percentage of aggregate gross proceeds from such issuances newly issued price	60.00%	60.00%
Percentage of newly issued price to be adjusted to exercise price of warrants	115.00%	115.00%
Percentage of newly issued price to be adjusted to redemption trigger price	180.00%	180.00%
Warrant redemption trigger price (in dollars per share)	$ 10.00	$ 10.00
Period not to transfer, assign or sell warrants	30 days	30 days
Class A Common Stock [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Maximum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Class A Common Stock [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Trading day threshold period	20 days	20 days
Number of trading days	30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Class A Common Stock [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Class A Common Stock [Member]
Warrants [Abstract]
Share price (in dollars per share)	10.00	10.00
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Notice period to redeem warrants	30 days	30 days